ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued costs consist of the following:

	December 31, 2021	December 31, 2020
	$	$
Trade accounts payable	44,477	126,569
Accrued liabilities	-	26,000
	44,477	152,569